                        UNITED STATES

                SECURITIES AND EXCHANGE COMMISSION

                             Washington, DC 20549

                                  FORM N-PX

      ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

                             INVESTMENT COMPANIES

Investment Company Act File Number:       811-08457

Exact Name of Registrant as

Specified in Charter:                     Delaware Group Foundation Funds

Address of principal executive offices:         2005 Market Street

                                    Philadelphia, PA 19103

Name and address of agent for service:          David F. Connor, Esq.

                                    2005 Market Street

                                    Philadelphia, PA 19103

Registrant's telephone number:                  (800) 523-1918

Date of fiscal year end:                  September 30

Date of reporting period:                 July 1, 2007 - June 30, 2008

================================================================================

ITEM 1. PROXY VOTING RECORD.

================================================================================

==================Delaware Conservative Allocation Portfolio====================

Ticker: DGDIX     Security ID: 6000000500

Meeting Date: January 25, 2008            Meeting Type: Special

Record Date: September 21, 2007

#     Proposal                Mgt Rec   Vote Cast     Sponsor

1.1   Approve Agreement and Plan of For     For       Management

      Reorganization

1.2   Other Business                For     For       Management

======================Delaware Moderate Allocation Portfolio====================

Ticker: DGDIX     Security ID: 6000000501

Meeting Date: January 25, 2008            Meeting Type: Special

Record Date: September 21, 2007

#     Proposal                Mgt Rec   Vote Cast     Sponsor

1.1   Approve Agreement and Plan of For     For       Management

      Reorganization

1.2   Other Business                For     For       Management

******************Delaware Aggressive Allocation Portfolio****************

Ticker: DGDIX     Security ID: 6000000502

Meeting Date: January 25, 2008            Meeting Type: Special

Record Date: September 21, 2007

#     Proposal                Mgt Rec   Vote Cast     Sponsor

1.1   Approve Agreement and Plan of For     For       Management

      Reorganization

1.2   Other Business                For     For       Management

================================================================================

                           SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DELAWARE GROUP FOUNDATION FUNDS

By:     Patrick P. Coyne

        ---------------------

Name:   Patrick P. Coyne

Title:    Chairman/President/

        Chief Executive Officer

Date:     August 25, 2008